Revenue from contracts with customers - Revenue derived from entities accounting for more than 10% of revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue from contracts with customers
Revenue from contracts with customers	£ 494,117	£ 509,041	£ 627,122
Customer A
Revenue from contracts with customers
Revenue from contracts with customers	177,160	118,069	150,959
Customer B
Revenue from contracts with customers
Revenue from contracts with customers	77,426	77,852	78,813
Customer C
Revenue from contracts with customers
Revenue from contracts with customers	£ 73,827		£ 83,138
Customer D
Revenue from contracts with customers
Revenue from contracts with customers		£ 52,269